Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents

15. Cash and cash equivalents

As of December 31, 2017 and 2016, cash and cash equivalents consisted of the following:

	As of December 31, 2016	As of December 31, 2017
Correspondent accounts with Central Bank of Russia (CBR)	1,877	6,522
Correspondent accounts with other banks	2,789	2,890
Short-term CBR deposits	9,201	6,500
Other short-term bank deposits	3,857	1,322
RUB denominated cash with banks and on hand	294	600
Other currency denominated cash with banks and on hand	979	572

Total cash and cash equivalents	18,997	18,406

Cash and short-term investments are placed in financial institutions or financial instruments, which are considered to have minimal risk of default as of date of approval of these financial statements.

The Company received the guarantee and secured it by cash deposit of 2.5 mln U.S.$ until July 31, 2018.